SHARE-BASED PAYMENTS, Number and Weighted Average Exercise Prices of Options and Rights Granted (Details)		12 Months Ended
		Jun. 30, 2018 USD ($) shares		Jun. 30, 2018 shares $ / shares		Jun. 30, 2017 shares $ / shares		Jun. 30, 2016 shares $ / shares
Outstanding Options and Rights [Roll Forward]
Outstanding at beginning of year (in shares)		24,104,000	[1]			10,324,000	[1]	12,246,000
Granted during the year (in shares)		7,650,000				21,854,000		500,000
Forfeited and lapsed during the year (in shares)		(5,680,000)				(5,924,000)		(1,340,000)
Exercised/converted during the year (in shares)		(500,000)				(2,150,000)		(1,082,000)
Outstanding at end of year (in shares)	[1]	25,574,000				24,104,000		10,324,000
Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year (in dollars per share) | $ / shares				$ 0.17	[1]	$ 0.12	[1]	$ 0.11
Granted during the year (in dollars per share) | $ / shares				0.26		0.15		0.50
Forfeited and lapsed during the year (in dollars per share) | $ / shares				0.07		0		0
Exercised/converted during the year (in dollars per share) | $ / shares				0.30		0.23		0
Outstanding at end of year (in dollars per share) | $ / shares	[1]			$ 0.22		$ 0.17		$ 0.12
Placement Options [Member] | Exercisable at $0.50 Expiring on or before July 31, 2018 [Member]
Weighted Average Exercise Price [Roll Forward]
Options exercisable (in shares)		7,494,000		7,494,000
Exercise price (in dollars per share) | $		$ 0.50

[1]	At June 30, 2018, the Company also had on issue 7,494,000 placement options exercisable at $0.50 each on or before July 31, 2018 which are not considered share based payments under IFRS 2 as they were issued as part of a share placement.